Intangible assets other than goodwill	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Intangible assets other than goodwill

Note 17 Intangible assets other than goodwill

The intangible assets movement are detailed as follows:

	Trademarks	Software programs	Water rights	Distribution rights	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
As of January 1, 2023
Historic cost	142,547,210	57,375,791	3,199,349	3,569,831	206,692,181
Accumulated amortization	-	(33,395,900)	-	(906,609)	(34,302,509)
Book Value	142,547,210	23,979,891	3,199,349	2,663,222	172,389,672

As of December 31, 2023
Additions	-	7,250,921	-	-	7,250,921
Additions for business combinations (cost) (2)	1,962,891	-	-	-	1,962,891
Divestitures (cost)	-	(81,475)	-	-	(81,475)
Divestitures (amortization)	-	74,540	-	-	74,540
Amortization of year	-	(10,053,940)	-	(161,248)	(10,215,188)
Conversion effect (cost)	(45,306,098)	(1,838,630)	-	(110,812)	(47,255,540)
Conversion effect (amotization)	-	726,017	-	199,821	925,838
Others increases (decreases) (1)	27,807,102	245,218	-	19,228	28,071,548
Sub-Total	(15,536,105)	(3,677,349)	-	(53,011)	(19,266,465)
Book Value	127,011,105	20,302,542	3,199,349	2,610,211	153,123,207

As of December 31, 2023
Historic cost	127,011,105	62,951,825	3,199,349	3,478,247	196,640,526
Accumulated amortization	-	(42,649,283)	-	(868,036)	(43,517,319)
Book Value	127,011,105	20,302,542	3,199,349	2,610,211	153,123,207

As of December 31, 2024
Additions	251,755	11,267,169	-	-	11,518,924
Additions for business combinations (cost) (3)	25,481,126	157,532	-	12,106,585	37,745,243
Additions for business combinations (amortization) (3)	-	(71,682)	-	-	(71,682)
Divestitures (cost)	(344,502)	(199,218)	-	-	(543,720)
Divestitures (amortization)	-	80,639	-	-	80,639
Amortization of year	-	(6,463,401)	-	(184,178)	(6,647,579)
Conversion effect (amotization)	-	(17,867)	-	(408)	(18,275)
Conversion effect (cost)	(2,395,767)	(143,898)	-	985,301	(1,554,364)
Others increases (decreases) (1)	46,590,094	4,456,319	-	(46,085)	51,000,328
Sub-Total	69,582,706	9,065,593	-	12,861,215	91,509,514
Book Value	196,593,811	29,368,135	3,199,349	15,471,426	244,632,721

As of December 31, 2024
Historic cost	196,593,811	74,489,729	3,199,349	16,524,048	290,806,937
Accumulated amortization	-	(45,121,594)	-	(1,052,622)	(46,174,216)
Book Value	196,593,811	29,368,135	3,199,349	15,471,426	244,632,721
(1)	Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”.
(2)	See Note 1 - General information, letter C), number (5).
(3)	See Note 1 - General information, letter C), numbers (4) and (12).

There are no restrictions or pledges on intangible assets.

The cash generating units associated to the trademarks are detailed as follows:

Segment	Cash Generating Unit	As of December 31, 2024	As of December 31, 2023
	(CGU)	ThCh$	ThCh$
Chile	Embotelladoras Chilenas Unidas S.A.	34,177,235	33,181,320
	Manantial S.A.	1,166,000	1,166,000
	Compañía Pisquera de Chile S.A.	1,363,782	1,363,782
	D&D SpA. (1)	1,962,891	1,962,891
	Cervecería Kunstmann S.A.	14,166,999	13,915,244
	Cervecería Szot SpA.	-	344,502
	Cervecera Guayacán SpA.	804,705	804,705
	Sub-Total	53,641,612	52,738,444
International Business	CCU Argentina S.A. and subsidiaries (2)	108,477,721	41,041,119
	Marzurel S.A. and Milotur S.A.	2,796,692	2,779,956
	Bebidas del Paraguay S.A. and Distribuidora del Paraguay S.A.	3,859,274	3,680,609
	Bebidas Bolivianas BBO S.A.	7,811,229	6,875,725
	Sub-Total	122,944,916	54,377,409
Wines	Viña San Pedro Tarapacá S.A.	20,007,283	19,895,252
	Sub-Total	20,007,283	19,895,252
Total		196,593,811	127,011,105
(1)	See Note 1 - General information, letter C), number (5).
(2)	See Note 1 - General information, letter C), number (12).

In relation to impairment losses on intangible assets, Management has performed impairment tests, from which no impairment losses have arisen. With respect to Trademarks with indefinite useful lives, the same methodology has been used as described in Note 18 - Goodwill.